Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Registrant Name	dei_EntityRegistrantName	ALLSPRING FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001081400
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 06, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 06, 2022
Allspring Dynamic Target Today Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

Allspring Dynamic Target 2015 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

Allspring Dynamic Target 2020 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

Allspring Dynamic Target 2025 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

Allspring Dynamic Target 2030 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

Allspring Dynamic Target 2035 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

Allspring Dynamic Target 2040 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

Allspring Dynamic Target 2045 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

Allspring Dynamic Target 2050 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

Allspring Dynamic Target 2055 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

Allspring Dynamic Target 2060 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.